Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-interest bearing
Cash and demand deposits with banks	$ 91,826	$ 93,032
Interest bearing
Demand deposits with banks	151,104	258,239
Cash equivalents	1,403,718	1,749,516
Sub-total - Interest bearing	1,554,822	2,007,755
Cash and cash equivalents	$ 1,646,648	$ 2,100,787